Risk management - Capital Risk (Details)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Capital risk
CET1 phase-in percentage	10.98%	12.26%
Tier 1 phase in capital ratio	12.62%	12.77%
Total phase-in capital	14.47%	14.99%
Goal | Minimum
Capital risk
CET1 phase-in percentage	8.655%
Pillar 1 percentage	4.50%
Pillar 2 percentage	1.50%
Capital conservation buffer, percentage	1.875%
Globally Systemically Important Entity percentage	0.75%
Percentage of countercyclical buffer on common equity Tier1 capital	0.03%
Tier 1 phase in capital ratio	10.155%
Total phase-in capital	12.155%